ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Working capital deficit	$ 540,593	$ 1,497,443
Accumulated deficit	$ 51,238,890	$ 50,164,550	$ 51,133,564